Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
EQRx, INC. [Member]
Stock-Based Compensation [Line Items]
STOCK-BASED COMPENSATION

9. STOCK-BASED COMPENSATION

As of September 30, 2021, the Company has issued a total of 44,915,546 stock options and shares of restricted stock under the 2019 Plan, and 27,060,518 shares remain available for future grant.

As required by the 2019 Plan, the exercise price for stock options granted is not to be less than the fair value of common shares as determined by the Company as of the date of grant. The Company values its common stock by taking into consideration its most recently available valuation of common shares performed by management and the board of directors, as well as additional factors which may have changed since the date of the most recent contemporaneous valuation through the date of grant.

Stock-based compensation expense included in the Company’s condensed consolidated statements of operations and comprehensive loss is as follows (in thousands):

	Nine Months Ended September 30,
	2021	2020
Research and development	$1,279	$18
General and administrative	2,537	102
Total stock-based compensation	$3,816	$120

Stock Options

A summary of stock option activity for employee and nonemployee awards under the 2019 Plan is presented below:

	Options	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2020	9,229,963	$0.54	9.71	$7,726
Granted	26,148,546	2.37
Exercised	(105,906)	0.27
Forfeited/cancelled	(1,348,744)	1.42
Outstanding at September 30, 2021	33,923,859	$1.92	9.45	$122,916
Vested at September 30, 2021	2,362,596	$0.59	9.01	$11,695
Vested and expected to vest at September 30, 2021	33,548,859	$1.92	9.45	$121,356

The fair value of each stock option was estimated using a Black-Scholes option-pricing model with the following weighted-average assumptions:

	Nine Months Ended September 30,
	2021	2020
Risk-free interest rate	0.91%	0.38%
Volatility	64%	67%
Dividend yield	0.00%	0.00%
Expected term (years)	6.0	6.0

The weighted average grant-date fair value of stock options granted during the nine months ended September 30, 2021 and 2020 was $1.54 and $0.16 per share, respectively. The fair value of options that vested during the nine months ended September 30, 2021 and 2020 was $1.0 million and $10.7 thousand, respectively. The aggregate intrinsic value of options exercised (i.e., the difference between the market price at exercise and the price paid by employees to exercise the option) during the nine months ended September 30, 2021 was $0.5 million.

During the nine months ended September 30, 2021, the Company granted stock options to purchase a total of 375,000 shares of common stock to certain employees that vest only upon the achievement of a specified performance condition. The grant date fair value of these options is approximately $0.3 million. The Company has determined that the performance condition is not considered probable of achievement as of September 30, 2021 and as a result, has not recognized any stock-based compensation expense related to these awards.

As of September 30, 2021, there was $38.9 million of total unrecognized compensation expense related to unvested stock options that the Company expects to recognize over a remaining weighted-average period of 3.5 years.

Restricted Common Stock

As of September 30, 2021, the Company has issued a total of: (i) 8,937,037 shares of restricted common stock to employees and advisors of the Company under the 2019 Plan; (ii) 1,000,000 shares of restricted common stock to a strategic partner outside of the 2019 Plan as partial compensation for future services; and (iii) 56,357,500 shares of restricted common stock to its founders, employees and advisors outside of the 2019 Plan.

All shares of restricted common stock were issued subject to restricted stock purchase agreements between the Company and each purchaser. Pursuant to the restricted stock purchase agreements, the Company, at its discretion, has the right to repurchase unvested shares if the holder’s relationship with the Company is terminated at the lesser of the original purchase price of the shares, or the fair value of the shares at repurchase. The restricted shares are not deemed to be issued for accounting purposes until they vest and are therefore excluded from shares outstanding until the repurchase right lapses and the shares are no longer subject to the repurchase feature.

In January 2020, the Company’s board of directors modified the terms of 43,500,000 shares of restricted common stock that were granted to certain members of the senior leadership team during the period from Inception to December 31, 2019. Pursuant to the modified terms, the awards granted will vest at a slower rate than originally provided for under the respective stock purchase agreements. No incremental stock-based compensation expense was recognized as a result of the modification of the awards.

A summary of the Company’s restricted stock activity and related information is as follows:

	Number of Shares	Weighted- Average Grant Date Fair Value
Unvested restricted common stock at December 31, 2020	41,375,794	$0.01
Granted	3,750,000	1.29
Forfeited	(672,841)	0.00
Vested	(10,897,997)	0.01
Unvested restricted common stock at September 30, 2021	33,554,956	0.11

During the nine months ended September 30, 2021, the Company issued 1,000,000 shares of restricted stock with vesting conditions tied to the achievement of an average closing stock price that meets a specified threshold for 60 consecutive trading days (the “Market Awards”). As the vesting of the Market Awards is tied to the achievement of a market condition, the weighted-average grant-date fair value per share was calculated using a Monte Carlo simulation analysis. This valuation methodology utilizes several key assumptions including the forecasted stock price, stock price volatility, risk-free rate as of valuation date, stock price as of grant date and the trigger for the performance condition to be met. The resulting compensation expense is recognized over the derived service period, calculated using a Monte Carlo simulation analysis.

During the nine months ended September 30, 2021, the Company granted 1,000,000 shares of restricted stock to certain employees that vest only upon the achievement of a specified performance condition. The grant date fair value of these shares of restricted stock is approximately $1.4 million. The Company has determined that the performance condition is not considered probable of achievement as of September 30, 2021 and as a result, has not recognized any stock-based compensation expense related to these awards.

As of September 30, 2021, there was $2.4 million of total unrecognized compensation expense related to unvested restricted common stock that the Company expects to recognize over a remaining weighted-average period of 3.3 years.

8. STOCK-BASED COMPENSATION

2019 Stock Option and Grant Plan

The Company has one stock-based compensation plan under which it is able to issue equity to employees, board members, consultants and advisors, the 2019 Plan. The 2019 Plan provides for the issuance of incentive stock options or non-qualified stock options, restricted stock awards, unrestricted stock awards, restricted stock units, or any combination of the foregoing.

The 2019 Plan is administered by the board of directors, or at the discretion of the board of directors, by a committee of the board. The exercise prices, vesting and other restrictions are determined at the discretion of the board of directors, or their committee if so delegated, except that the exercise price per share of stock options may not be less than 100% of the fair market value of a share of common stock on the date of grant and the term of a stock option may not be greater than ten years. The Company generally grants stock-based awards with service conditions only. Stock options granted under the 2019 Plan generally vest over four years and expire after ten years, although options have been granted with vesting terms less than four years.

The total number of shares of common stock that may be issued under the 2019 Plan was 39,094,724 at plan adoption. In November 2020, the Company increased the number of shares of common stock reserved for issuance under the 2019 Plan by 31,405,589. Shares underlying any awards that are forfeited, canceled, or reacquired by the Company prior to vesting, satisfied without the issuance of stock or otherwise terminated and shares that are withheld upon exercise of an option or settlement of an award to cover the exercise price or tax withholding shall be added back to the shares available for issuance under the 2019 Plan. As of December 31, 2020, the Company has issued a total of 14,517,000 stock options and shares of restricted stock under the 2019 Plan, and 56,083,313 shares remain available for future grant.

As required by the 2019 Plan, the exercise price for stock options granted is not to be less than the fair value of common shares as determined by the Company as of the date of grant. The Company values its common stock by taking into consideration its most recently available valuation of common shares performed by management and the board of directors, as well as additional factors which may have changed since the date of the most recent contemporaneous valuation through the date of grant.

Stock-based compensation expense included in the Company’s consolidated statements of operations and comprehensive loss is as follows:

	Year Ended December31, 2020	For the Period From August 26, 2019 (Inception) Through December 31, 2019
Research and development	$99	$—
General and administrative	247	—
Total stock-based compensation	$346	$—

Stock Options

A summary of stock option activity for employee and nonemployee awards under the 2019 Plan is presented below:

	Options	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2019	—	$—	—	$—
Granted	9,329,963	0.54
Forfeited	(100,000)	0.27
Outstanding at December 31, 2020	9,229,963	$0.54	9.71	$7,726
Vested at December 31, 2020	166,145	$0.35	9.51	$172
Vested and expected to vest at December 31, 2020	9,229,963	$0.54	9.71	$7,726

The fair value of each stock option was estimated using a Black-Scholes option-pricing model with the following weighted-average assumptions:

Year Ended December 31, 2020
Risk-free interest rate	0.42%
Volatility	66%
Dividend yield	0.00%
Expected term (years)	6.02

The Company recorded stock-based compensation expense associated with employee and non-employee stock options of $0.2 million and $0 during the year ended December 31, 2020 and the period from Inception to December 31, 2019, respectively. The weighted average grant-date fair value of stock options granted during the year ended December 31, 2020 was $0.46 per share. The fair value of options that vested during the year ended December 31, 2020 was $31.4 thousand. There were no stock options granted or vested during the period ended December 31, 2019.

As of December 31, 2020, there was $4.1 million of total unrecognized compensation expense related to unvested stock options that the Company expects to recognize over a remaining weighted-average period of 3.8 years.

Restricted Common Stock

During the year ended December 31, 2020, the Company issued 5,187,037 shares of restricted common stock to employees and advisors of the Company under the 2019 Plan. All shares were purchased at fair value at the date of issuance by the holders, resulting in aggregate proceeds of $0.9 million. The Company also issued 1,000,000 shares of restricted common stock to a strategic partner outside of the 2019 Plan as partial compensation for future services.

During the period from Inception to December 31, 2019, the Company issued a total of 56,357,500 shares of restricted common stock to its founders, employees and advisors, which were purchased at fair value at the date of issuance, resulting in aggregate proceeds of $5,636.

All shares of restricted common stock were issued subject to restricted stock purchase agreements between the Company and each purchaser. Pursuant to the restricted stock purchase agreements, the Company, at its discretion, has the right to repurchase unvested shares if the holder’s relationship with the Company is terminated at the lesser of the original purchase price of the shares, or the fair value of the shares at repurchase. The restricted shares are not deemed to be issued for accounting purposes until they vest and are therefore excluded from shares outstanding until the repurchase right lapses and the shares are no longer subject to the repurchase feature.

In January 2020, the Company’s board of directors modified the terms of 43,500,000 shares of restricted common stock that were granted to certain members of the senior leadership team during the period from Inception to December 31, 2019. Pursuant to the modified terms, the awards granted will vest at a slower rate than originally provided for under the respective stock purchase agreements. No incremental stock-based compensation expense was recognized as a result of the modification of the awards during the year ended December 31, 2020.

A summary of the Company’s restricted stock activity and related information is as follows:

	Number of Shares	Weighted- Average Grant Date Fair Value
Unvested restricted common stock at December 31, 2019	35,857,500	$—
Granted	6,187,037	0.04
Forfeited	(750,000)	—
Effect of modification to vesting terms	19,250,000	—
Vested	(19,168,743)	—
Unvested restricted common stock at December 31, 2020	41,375,794	0.01

The Company recorded stock-based compensation expense associated with employee and non-employee restricted common stock of $0.1 million and $0 during the year ended December 31, 2020 and during the period from Inception to December 31, 2019. As of December 31, 2020, there was $0.6 million of total unrecognized compensation expense related to unvested restricted common stock that the Company expects to recognize over a remaining weighted-average period of 3.6 years.